Share Capital (Details) - USD ($)																													12 Months Ended
	Dec. 15, 2025	Oct. 31, 2025	Oct. 30, 2025	Dec. 27, 2024	Dec. 16, 2024	Oct. 31, 2024	Aug. 12, 2024	Jul. 16, 2024	Jul. 04, 2024	Jun. 20, 2024	May 09, 2024	Mar. 26, 2024	Feb. 26, 2024	Feb. 19, 2024	Jan. 16, 2024	Dec. 11, 2023	Dec. 11, 2023	Dec. 01, 2023	Nov. 28, 2023	Nov. 06, 2023	Oct. 20, 2023	Oct. 17, 2023	Sep. 18, 2023	Aug. 28, 2023	May 23, 2023	Apr. 06, 2023	Nov. 14, 2022	Jun. 29, 2022	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Nov. 28, 2025	Jul. 31, 2025	May 27, 2025	Mar. 31, 2025	Sep. 19, 2024	Sep. 05, 2024	Jul. 08, 2024	Jun. 17, 2024	Apr. 03, 2024	Jul. 10, 2023	Jun. 01, 2023	Feb. 22, 2023	Jan. 16, 2023
Share Capital [Line Items]
Number of shares issued						4,848																			38			38		4,848		6		250	144
Reverse split																			1-for-30
Reverse split shares	1-for-40
Common share for every one common share (in Dollars per share)																			$ 0.0008333
Common shares issued of RSU’s fully vested									3,372																													3,372
Restricted stock fair value at issuance (in Dollars)									$ 256,252																													$ 256,252			$ 10,000
Warrants exercised		21,375	21,375				1,740
Gross proceeds from warrants exercised (in Dollars)																													$ 415,086	$ 4,104,521	$ 590,077
Aggregate fair value of promissory note (in Dollars)		$ 699,130	$ 699,130
Common shares fair value (in Dollars)						$ 269,453																		$ 607	$ 110,000
Concurrent private placement description															the Company completed a registered direct offering and concurrent private placement of (i) 36,700 Common Shares, (ii) 800 pre-funded warrants to purchase 800 Common Shares and (iii)37,500 unregistered common warrants to purchase 37,500 Common Shares.
Expire term															5 years
Gross proceeds from offering (in Dollars)															$ 2,400,000												$ 7,500,000
Net proceeds from offering (in Dollars)															$ 1,824,773												$ 6,363,906
Underwritten public offering																											962
Common shares price to the public (in Dollars per share)																										$ 936	$ 7,800
Number of common shares sold in the offering																											15.00%
Number of warrants																									2		48	2
Exercisable Commencement Term																											6 months
Underwriter warrants (in Dollars)																											$ 337,579
Fair value of the issuance (in Dollars)																									$ (296,845)
Underwritten public warrants																							5,646			2,581
Prefunded warrants (in Dollars per share)																							$ 1.2
Restricted Share Units [Member]
Share Capital [Line Items]
Number of shares issued																																											10	4
Common shares issued of RSU’s fully vested		22,271																						15					22,271							563	563		4,074	225		6
Restricted stock fair value at issuance (in Dollars)																								$ 65,143									$ 1,098,266			$ 30,645	$ 30,645		$ 243,003	$ 11,935		$ 48,194	$ 110,096	$ 39,975
April 2023 Warrants, September 2023 Warrants and January 2024 Warrants [Member]
Share Capital [Line Items]
Warrants exercised				7,760	7,760			7,654				3,298	3,298
Gross proceeds from warrants exercised (in Dollars)				$ 441,577	$ 441,577								$ 157,918
April 2023 Warrants and September 2023 Warrants [Member]
Share Capital [Line Items]
Warrants exercised																26,555		26,555
Gross proceeds from warrants exercised (in Dollars)												$ 157,918				$ 3,498,032	$ 3,498,032
Pre-Funded Warrants [Member]
Share Capital [Line Items]
Exercise price (in Dollars per share)															$ 0.004
Common shares price to the public (in Dollars per share)																							$ 358.8			$ 934.8
Warrants purchased																							604			1,174
Aggregate gross proceeds (in Dollars)																										$ 3,500,000
Warrants exercisable common shares (in Dollars per share)																										$ 1.2
Aggregate Gross Proceeds (in Dollars)																							$ 2,250,000
Unregistered Common Warrants [Member]
Share Capital [Line Items]
Exercise price (in Dollars per share)															$ 64
April 2023 Warrants [Member]
Share Capital [Line Items]
Warrants exercised										7,654											2,986	2,986
Gross proceeds from warrants exercised (in Dollars)							$ 74,999
Common shares fair value (in Dollars)																					$ 574,040	$ 574,040
Number of warrant shares																					784,584	784,584
January 2024 Warrants [Member]
Share Capital [Line Items]
Gross proceeds from warrants exercised (in Dollars)							74,999			$ 402,206
September 2023 Warrants [Member]
Share Capital [Line Items]
Gross proceeds from warrants exercised (in Dollars)							$ 74,999	$ 402,206
Warrants [Member]
Share Capital [Line Items]
Common shares price to the public (in Dollars per share)																											$ 9,750
April 2023 Public Offering Warrant [Member]
Share Capital [Line Items]
Expire term																										5 years
Net proceeds from offering (in Dollars)																										$ 2,936,079
Exercise price of common shares (in Dollars per share)																										$ 936
September 2023 Public Offering Warrant [Member]
Share Capital [Line Items]
Expire term																							5 years
Net proceeds from offering (in Dollars)																							$ 1,814,193
Exercise price of common shares (in Dollars per share)																							$ 360
Ordinary shares [member]
Share Capital [Line Items]
Number of shares issued		158,076				106,670			1,615		2			1						1					38				158,076	106,670
Common shares fair value (in Dollars)									$ 98,218		$ 127			$ 68						$ 117
Aegis Capital Corp [Member]
Share Capital [Line Items]
Option to purchase																											45 days
Additional common shares																											144
Common Shares [Member]
Share Capital [Line Items]
Number of shares issued																								1		6															15
Common shares fair value (in Dollars)																									$ 27,965
Common shares price to the public (in Dollars per share)																							$ 360